Net Investment Income	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Net Investment Income
31	NET INVESTMENT INCOME
Net investment income for the fiscal years ended March 31, 2024, 2023 and 2022 consisted of the following:

	For the fiscal year ended March 31,
	2024	2023	2022
	(In millions)
Net loss from disposal of debt instruments	¥(85,823)	¥(89,150)	¥(29,546)
Dividend income	115,667	104,761	95,290

Total net investment income	¥29,844	¥15,611	¥65,744

Dividend income from equity instruments at fair value through other comprehensive income which were derecognized during the fiscal years ended March 31, 2024, 2023 and 2022 were ¥5,015 million, ¥1,150 million and ¥1,805 million, respectively.